Income taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details 1Abstract
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2017 - 27%)	$ (2,653)	$ (5,946)	$ (5,381)
Change in unrecognized deductible temporary differences and unused tax losses	4,534	6,098	4,397
Permanent differences and other	(1,881)	(152)	984
Provision for income taxes